LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

6. LEASES

Under ASC 842, Leases, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate non-lease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Operating leases

During November 2021, the Company entered into a new lease for corporate office facilities commencing December 1, 2021 which expires on October 31, 2025. The incremental borrowing rate for this lease was 10%.

Finance leases

The Company leases medical equipment under financing leases with stated interest rates ranging from 5.2% — 13.4% per annum which expire at various dates through 2026.

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2022 and 2021 (stated in thousands):

	December 31,	December 31,
	2022	2021
Operating	$672	$956
Finance	382	743
Total	$1,054	$1,699

Finance lease assets are reported net of accumulated amortization of $2.4 million and $2.0 million as of December 31, 2022 and 2021, respectively.

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2022	2021
Lease cost:
Operating leases:
Amortization of ROU assets	$309	$124
Interest on lease liabilities	89	—
Total operating lease cost	398	124
Finance leases:
Amortization of ROU assets	449	381
Interest on lease liabilities	81	67
Total finance lease cost	530	448
Total lease cost	$928	$572

The Company incurred rent expense of $210 thousand from July through December 2021 related to the month-to-month office lease agreement prior to entering into the lease agreement discussed above.

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of	As of
	December 31, 2022	December 31, 2021
Weighted average remaining lease term (years):
Operating leases	1.0	3.8
Finance leases	1.4	2.9
Weighted average discount rate (%):
Operating leases	10.0	10.0
Finance leases	7.6	8.0

The Company obtained ROU assets in exchange for lease liabilities of $79 thousand and $1.4 million upon commencement of finance leases during the year ended December 31, 2022 and 2021, respectively.

Future minimum lease payments and related lease liabilities as of December 31, 2022 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2023	$303	$360	$663
2024	328	268	596
2025	279	153	432
2026	—	23	23
Total lease payments	910	804	1,714
Less: imputed interest	(123)	(77)	(200)
Present value of lease liabilities	787	727	1,514
Less: current portion of lease liabilities	234	316	550
Noncurrent lease liabilities	$553	$411	$964

Note: Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance and real estate taxes.